Share-Based Incentive Plans (Weighted Average Assumptions) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.40%	2.50%	2.60%
Expected volatility	29.30%	28.50%	28.20%
Expected dividend yield	3.20%	3.40%	2.60%
Expected option life, in years	5 years	5 years	5 years